Sales (Tables)	6 Months Ended
Jun. 30, 2015
Sales [Abstract]
Sales to Single Customers Exceeding 10% of Sales
	Six-month period ended June 30,
	2015	2014

	US$ thousands

Customer "A"	6,770	11,036